Off-Balance Sheet Lending-Related Financial Instruments, Guarantees and Other Commitments (Details 2) (USD $) In Millions					12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2010 Repurchase Liability [Member]	Dec. 31, 2009 Repurchase Liability [Member]	Dec. 31, 2008 Repurchase Liability [Member]
Summary of changes in repurchase liability
Allowance for lending-related commitments at January 1	$ 717	$ 939	$ 659	$ 850	$ 1,705	$ 1,093	$ 15
Realized losses					(1,423)	(1,253)	(155)
Provision for re-purchase losses					3,003	1,865	1,233
Allowance for lending-related commitments at December 31	$ 717	$ 939	$ 659	$ 850	$ 3,285	$ 1,705	$ 1,093